UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2004 - December 31, 2004

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:


We are pleased to present the MH Elite Small Cap Fund of Funds and the MH Elite Fund of Funds annual report for the period ending December 31, 2004.

What a difference a quarter makes. Fueled by soaring fuel costs, a heated presidential election, continued violence in Iraq and rising interest rates, the markets took a turn for the worse in the third quarter of 2004. After reaching a low for the year in October, stock prices started to claw and climb their way back to respectability and ultimately reached a 3 1/2 year high in late December. The stock market remains consistent in its inconsistency especially over shorter periods of time as evidenced in 2004. Following the robust returns in 2003, 2004 was a major disappointment for the first 10 months. Investors who stayed the course were rewarded for their patience in November and December. With the uncertainty of the presidential election behind us and oil prices stabilizing, the market staged a late rally to help restore investor's faith in investing for another year.

MH Elite Small Cap Fund of Funds finished the year up 15.7%. The Russell 2000 index of small cap stocks rose 18.3%. As a comparison, small cap value stocks were up 22.2% vs. 14.3% for small cap growth stocks. For 2004, our underperformance relative to the index can be attributed to our overweight to growth funds and specifically, the disappointing returns of the Bogle Small Cap Growth Fund, 10.8%, and the Bjurman Barry Micro Cap Growth Fund, 3.4% which makes up 13.7% of our assets. Portfolio standouts in 2004 included RS Partners, up 28.5%, Royce Value Plus, up 27.5% and William
Blair Small Cap Growth Fund, up 25.5%.

As of December 31, 2004, MH Elite Fund of Funds was up 9% from its inception on January 13, 2004. For the same period, the S&P 500 index returned 7.2% and the Russell 1000 index returned 9.5%. We are pleased with these results as it takes time to build a portfolio and allocate assets to underlying funds. Our holdings consist of 15 large cap funds and 6 mid cap funds representing approximately 70% and 30% of the assets respectively.

In our 2004 semi annual report we mentioned the January and February effect as a barometer for performance and forecasting movements in the stock market. Despite the weakness of the third quarter the indicator held true to form in 2004. The markets generally fare well for the year when January and February have outpaced the historical performance for those months.

Something to ponder for 2005, according to a study of the S&P 500 index, since 1886 the stock market has risen in every year ending in '5'.

The Funds thank you for your past and continued investment in the Funds and welcomes our new shareholders.





							Sincerely,


                                                        /s/Harvey Merson
							Harvey Merson
							President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                       MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                          December 31, 2004


               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value	         %	     Large Cap Blend     %	      Large Cap Growth           %
---------------------------------------------------------------------------------------------------
Dodge and Cox Stock	5.5	Mairs & Power Growth	5.5	American Funds Growth Fund      5.1
                                                                of America CL F
---------------------------------------------------------------------------------------------------
ICAP Select Equity 	5.3	CambIAr Opportunity	5.3	Chesapeake Core Growth	        3.8
---------------------------------------------------------------------------------------------------
PIMCO PEA Value CL A	5.2	Quaker Strategic Growth 4.0	American Funds Amcap CL F       3.8
---------------------------------------------------------------------------------------------------
Excelsior Value and 	4.7	Victory Diversified     3.8	Jensen Portfolio	        3.7
Restructuring                   Stock
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley Large  4.0	Thompson Plumb Growth	3.7	Bridgeway Large Cap Growth CL N	3.7
LArge Cap Value CL A
---------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value	  %	    Mid Cap Blend	 %	          Mid Cap Growth	 %
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley        5.6	Meridian Value	        4.0	Calamos Growth 	                4.1
Mid Cap Value CL A
---------------------------------------------------------------------------------------------------
		                Artisan Mid Cap Value	2.6	Wasatch HerItage Growth	        4.0
---------------------------------------------------------------------------------------------------
				                                Delaware American Services 	2.7
---------------------------------------------------------------------------------------------------


               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  33%       37%      30%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Schedule of Portfolio of Investments
                              December 31, 2004


   Mutual Funds (90.1%)                    Quantity       Value

     Hotchkis and Wiley Mid Cap Value CL A   8,655   $    235,330
     Mairs & Power Growth                    3,280        230,695
     Dodge & Cox Stock                       1,764        229,714
     ICAP Select Equity                      6,524        224,115
     Cambiar Opportunity Inst CL            13,388        222,503
     PIMCO PEA Value CL A                   12,448        220,833
     American Funds Growth
       Fund of America CL F                  7,958        216,782
     Excelsior Value and Restructuring       4,652        197,388
     Calamos Growth CL A                     3,215        170,349
     Hotchkis and Wiley Large Cap Value CL A 7,472        169,467
     Meridian Value                          4,418        168,299
     Quaker Strategic Growth CL A            7,731        168,146
     Wasatch Heritage Growth                15,004        167,139
     Victory Diversified Stock CL A          9,910        160,945
     Chesapeake Core Growth                  9,459        160,322
     American Funds Amcap CL F               8,782        160,273
     Jensen Portfolio                        6,446        156,948
     Bridgeway Large Cap Growth CL N        14,192        156,676
     Thompson Plumb Growth                   3,299        154,367
     Delaware American Services CL A         7,262        114,306
     Artisan Mid Cap Value Inv.              6,539        110,895
                                                     ------------

     Total Mutual Funds (Cost $ 3,493,148)              3,795,492
                                                     ------------
   Short-Term Securities (0.4%)

     TD Waterhouse Money Market                            15,109
                                                     ------------
   Total Investments in Securities
       (Cost  $ 3,508,257)                              3,810,601

   Other Assets - net (9.5%)                              398,187
                                                     ------------

   Net Assets - (100%)                               $  4,208,788
                                                     ============

The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds
Statement of Assets and Liabilities
December 31, 2004


Assets


Investments in securities at value (Cost $ 3,508,257)	$ 3,810,601
Cash in banks	                                            398,187
                                                        -----------
	Total Assets	                                  4,208,788
                                                        -----------
Liabilities

	Total Liabilities	                                  -
                                                        -----------
Net Assets	                                        $ 4,208,788
                                                        ===========

	Capital Stock, par $.01 (1,000,000,000
	   authorized, issued and
              outstanding - 777,642)                    $     7,776
        Additional paid-in capital	                  3,898,668
        Net unrealized appreciation on investments	    302,344
                                                        -----------
                Net Assets	                        $ 4,208,788
                                                        ===========

        Net asset value per share	                $      5.41
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
         For The Period January 13, 2004 (commencement of operations)
                          to December 31, 2004

Investment income

     Dividend income from underlying funds             $   17,553
     Interest                                                 448
                                                       ----------
           Total Investment Income                         18,001
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     30,871
     Administrative service fees                            7,717
                                                       ----------
           Total Expenses                                  38,588
                                                       ----------
Net investment loss                                       (20,587)
                                                       -----------

Realized and unrealized gain/(loss) on investments

     Capital gain distributions from underlying funds      55,595
     Net realized gain/(loss) from investments            (25,704)
     Net change in unrealized appreciation
        on investments                                    302,344
                                                       ----------
     Net realized and unrealized gain on investments      332,235
                                                       ----------
Net increase in net assets resulting from operations   $  311,648
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statement of Changes in Net Assets
          For The Period January 13, 2004 (commencement of operations)
                              to December 31, 2004


      Increase (decrease) in net assets from operations
        Net investment loss                                     $    (20,587)
        Net realized gain/(loss) on investments                      (25,704)
        Capital gain distributions from underlying funds              55,595
        Change in unrealized appreciation on investments             302,344
                                                                ------------
        Net increase in net assets resulting from operations         311,648

        Distributions to shareholders                                (29,891)

        Capital share transactions (note 5)                        3,927,031
                                                                ------------
        Net increase (decrease) in net assets                      4,208,788

        Net assets at beginning of period                                  -
                                                                 -----------
        Net assets at end of period                              $ 4,208,788
                                                                 ===========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                             December 31, 2004

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value	         %	     Small Cap Blend         %	       Small Cap Growth          %
---------------------------------------------------------------------------------------------------
N/I Numeric Investors   8.1	   Bridgeway Ultra          8.4	   William Blair Small Cap      8.9
Small Cap Value                    Small Company Market	           Growth CL N
Royce Opportunity	6.9	   Bogle Small Cap Growth   6.6	   RS Investment Partners	7.9
Fifth Third FDS Micro   6.3	   Perritt Micro Cap 	    4.6	   Royce Value Plus	        7.7
Cap Value CL A	                   Opportunities
Boston Partners Small   4.5	   Munder Small Cap Value   4.4	   Bjurman-Barry Micro-Cap 	7.1
Cap II Investor CL	                                           Growth
FBR Small Cap Financial	3.2	   Tamarack Enterprise CL S 4.2	   Wasatch  Micro Cap 	        5.7
		                   Wasatch Small Cap Value  3.6


            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            27%     37%     36%












The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Schedule of Portfolio of Investments
                              December 31, 2004

      Mutual Funds  (98.1%)                      Quantity         Value

        William Blair Small Cap Growth CL N       18,016     $   463,556
        Bridgeway Ultra Small Company Market      24,517         435,670
        N/I Numeric Investors Small Cap Value     21,810         420,932
        RS Investment Partners                    11,721         407,537
        Royce Value Plus                          36,475         399,042
        Bjurman-Barry Micro-Cap Growth            11,929         366,807
        Royce Opportunity                         26,835         357,171
        Bogle Small Cap Growth                    12,992         342,089
        Fifth Third FDS Micro Cap Value CL A      30,080         327,876
        Wasatch  Micro Cap                        42,511         294,598
        Perritt Micro Cap Opportunities            8,828         238,890
        Boston Partners Small Cap II Investor CL  10,095         235,318
        Munder Small Cap Value                     8,624         226,113
        Tamarack Enterprise CL S                   8,692         220,592
        Wasatch Small Cap Value                   34,098         188,564
        FBR Small Cap Financial                    4,757         163,085
                                                             -----------
        Total Mutual Funds (Cost $ 3,938,450)                  5,087,840
                                                             -----------
Short-Term Securities (0.1%)

        TD Waterhouse Money Market                                 2,356
                                                             -----------
Total Investments in Securities (Cost  $ 3,940,806)            5,090,196

Other Assets - net (1.8%)                                         94,478
                                                             -----------
Net Assets - (100%)                                          $ 5,184,674
                                                             ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                               December 31, 2004

Assets

Investments in securities at value (Cost $ 3,940,806)       $ 5,090,196
Cash in banks                                                    94,478
                                                            -----------
        Total Assets                                          5,184,674
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net assets                                                  $ 5,184,674
                                                            ===========

        Capital Stock, par $.01 (1,000,000,000
          authorized, issued and
            outstanding - 701,762)                          $     7,018
        Additional paid-in capital                            4,028,266
        Net unrealized appreciation on investments            1,149,390
                                                            -----------

                Net Assets                                  $ 5,184,674
                                                            ===========

Net asset value per share                                   $      7.39
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
                      For The Year Ended December 31, 2004

Investment Income

        Dividend income from underlying funds                    $    3,153
        Interest                                                        163
                                                                 ----------
                Total Investment Income                               3,316
                                                                 ----------
Expenses
        Investment advisory fees (note 2)                            45,921
        Administrative service fees                                  11,480
                                                                 ----------
                Total Expenses                                       57,401
                                                                 ----------
Net investment loss                                                 (54,085)
                                                                 -----------
Realized and unrealized gain on investments

        Capital gain distributions from underlying funds            336,918
        Net realized gain from investments                          219,652
        Net change in unrealized appreciation on investments        258,960
                                                                 ----------
        Net realized and unrealized gain on investments             815,530
                                                                 ----------
Net increase in net assets resulting from operations             $  761,445
                                                                ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statement of Changes in Net Assets
           For The Years Ended December 31, 2004 and December 31, 2003


                                                         2004             2003
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $    (54,085)   $    (32,012)
     Net realized gain on investments                   219,652          55,804
     Capital gain distributions from
       underlying funds   3                              36,918          81,856

     Change in unrealized appreciation
       on investments                                   258,960         924,285
                                                  -----------------------------
     Net increase (decrease) in net assets
       resulting from operations                        761,445       1,029,933

Distributions to shareholders                         (494,934)               -
                                                  -----------------------------

Capital share transactions (note 5)                   (316,273)       2,264,095
                                                  -----------------------------
Net increase (decrease) in net assets                  (49,762)       3,294,028

Net assets at beginning of year                       5,234,436       1,940,408
                                                  -----------------------------
Net assets at end of year                           $ 5,184,674     $ 5,234,436
                                                  =============================







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2004


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997. MH Elite Portfolio of Funds, Inc. offers two funds to investors; MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds. The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, and the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004. The Funds acts as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

        The following is a summary of the Funds' significant accounting policies:

        Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

        Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

        Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2004

2. INVESTMENT ADIVSORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:
Management fees of 1.00% and other expenses of .25% for total fees of 1.25%. Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Fund. The expenses incurred by the Fund that exceed 1.25%
will be paid by the Adviser.  The Funds will not pay  any   expenses   in
excess   of   1.25%.    For the period ended December 31, 2004 the management
fees for each Fund were:

        MH Elite Small Cap Fund of Funds	$ 45,921
	MH Elite Fund of Funds			$ 30,871

For the period ended December 31, 2004 other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds	$ 11,480
	MH Elite Fund of Funds			$  7,717









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2004


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended December 31, 2004 aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds	 $  1,500,071	$  1,638,649
MH Elite Fund of Funds             	 $  3,843,148	$    324,296

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At December 31, 2004, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds	$     1,155,447	     $      6,057
MH Elite Fund of Funds	                $       304,871	     $      2,527


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2004, the components of distributable earnings on a tax basis for each Fund are as follows:
	                              MH Elite Small Cap            MH Elite
                                        Fund of Funds	         Fund of Funds
                                    -------------------------------------------
Undistributed ordinary income	       $             -	        $           -
Undistributed long-term capital gain   $             -	        $           -
Unrealized appreciation	               $     1,149,390	        $     302,344

The tax character of distributions paid by the Funds during the period and years ended December 31, 2004 and 2003 are as follows:

	                     MH Elite Small Cap 	MH Elite Fund of Funds
                               Fund of Funds
                         	2004	  2003	           2004          2003
Ordinary income	             $ 117,115	     -	              -	            -
Long-term capital gain	     $ 377,819       -	       $ 29,891	            -







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2004

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2004, 1,000,000,000 shares of $0.01 par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:

                              MH Elite Small Cap Fund of Funds

	                  For the year ended               For the year ended
                          December 31, 2004                 December 31, 2003

                          Shares           Amount        Shares       Amount
                          ------           ------       ------          ------
Shares Sold               196,602       $1,442,950      350,462     $2,316,951
Shares issued in
  reinvestment of
    distributions          66,975          494,934            -              -
                        ---------       ----------      -------     ----------
                          263,577        1,937,884      350,462      2,316,951


Shares redeemed          (303,250)      (2,254,157)      (8,714)       (52,856)
                         ---------       ----------      -------     ----------

Net increase/(decrease)  ( 39,673)      $(  316,273)    341,748      $2,264,095
                         =========      ============    =======     ===========



                               MH Elite Fund of Funds
                        For the period January 13, 2004
                          (commencement of operations) to
                                December 31, 2004

	                              Shares	    Amount
                                      ------        ------

             Shares Sold	      801,691	  $4,043,235
             Shares issued in
               reinvestment of
                distributions	        5,523	      29,891
                                      -------      ---------
	                              807,214	   4,073,126
            Shares redeemed	      (29,572)	  (  146,095)
                                      --------    -----------
            Net increase	      777,642	  $3,927,031
                                      ========    ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.
                           MH Elite Fund of Funds
                              Financial Highlights
           For a share of capital stock outstanding throughout the period

             For The Period January 13, 2004 (commencement of operations)
                                     to December 31, 2004
PER SHARE DATA:


   Net asset value, beginning of period                     $   5.00
   ---------------------------------------------------------------------

   Income from Investment Operations:
   Net Investment Income(Loss)                                 (0.03)
   Net Realized and Unrealized Gain (Loss) on Investments       0.48
                                                            ------------
   Total Income from Investment Operations                      0.45
   ---------------------------------------------------------------------

   Less Distributions                                          (0.04)
   ---------------------------------------------------------------------

   Net asset value, end of period                           $   5.41
   ---------------------------------------------------------------------
   Total Return                                                  9.0%
   ---------------------------------------------------------------------

   Ratios and Supplement Data:

   Net assets, end of period (in 000's)                     $  4,208
   Ratio of Expenses to Average Net Assets                      1.23%  *
   Ratio of Net Investment Income to Average Net Assets        (0.66)% *
   Portfolio turnover rate (%)                                 11.50%
   ----------------------------------------------------------------------

     (a) annualized


* Annualized







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                  For the years ended December 31,
                           2004        2003         2002       2001         2000
                        -----------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $  7.06      $  4.86    $   6.28    $  5.81    $   6.04
-----------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Income      (0.08)       (0.04)      (0.06)     (0.05)      (0.04)
Net Realized and

Unrealized Gain (Loss)
on Investments              1.19         2.24       (1.36)      0.52        0.13
                         --------     --------   ---------   --------   ----------
Total Income (Loss)
from Investment
Operations                  1.11         2.20       (1.42)      0.47        0.09

Less Distributions         (0.78)            -           -          -       (0.32)
------------------------------------------------------------------------------------


Net asset value,
end of period            $  7.39      $  7.06    $    4.86   $  6.28    $   5.81
-------------------------------------------------------------------------------------

Total Return               15.72%       45.27%      (22.6%)     8.09%       1.50%
-------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)        $ 5,185      $ 5,234    $   1,940   $  2,214   $  1,571
                         =======      =======    =========   ========   ========
Ratio of Expenses to
Average Net Assets          1.23%       1.23%        1.23%      1.24%      1.30%

Ratio of Net Investment
Income to Average
Net Assets                  1.16%       -1.14%       -1.54%     -0.93%     -75.00%

Portfolio turnover
rate (%)                   33.60%       53.14%       36.50%     25.00%      50.00%
---------------------------------------------------------------------------------------







The accompanying notes are an integral part of these financial statements.

                                     SANVILLE & COMPANY
                                 Certified Public Accountants
                                     1514 Old York Road
                                    Abington, PA  19001
                                       (215) 884-8460

                                 INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of MH Elite Portfolio of Funds, Inc.



        We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds (the 'Fund'), a series of the MH Elite Portfolio of Funds, Inc. including the schedule of investments, as of December 31, 2004 and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in net assets for the year ended December 31, 2002 and the financial highlights for each of the four years in the period then ended, were audited by other auditors whose report dated February 20, 2003 expressed an unqualified opinion on this information.

We conducted our audits in accordance with the standards of the Publid Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, verified by examination and by correspondence with brokers. An audit also includes assessing the accounting principles used and sigmificant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Fund as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America.


Abington Pennsylvania                                   s/ Sanville & Company
January 26, 2005                                    Certified Public Accountants

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION

                            PROXY VOTING GUIDELINES

MH Investment Management Incorporated, the Funds Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-318-7969.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

                                    EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds and/or
MH Elite Fund of Funds, you incur two types of costs: (1) management fees and (2) other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July1, 2004 through December 31, 2004.

                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  Beginning Account 	Ending Account Value 	Expenses Paid During
                                  Value July 1, 2004      December 31, 2004        the Period*
                                                                                 July 1, 2004 to
                                                                                December 31, 2004
                                 ------------------     --------------------    ---------------------
Actual - MH Elite Fund of Funds        $1,000                  $1,077                    $6.49
Actual - MH Elite Small Cap
         Fund of Funds                 $1,000                  $1,109                    $6.59
Hypothetical (5% return
              before expenses)	       $1,000	               $1,019	                 $6.31


* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                               December 31, 2004


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.


Independent Directors

                             Vincent Farinaro
                             ----------------

Vincent Farinaro is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998. Vincent Farinaro consults part time to the Converted Paper Products, a manufacturer of paperboard and boxes. Mr. Farinaro consults on all aspects of production, sales, and distribution.

                               Howard Samms
                               ------------

Howard Samms is a Director and the Chairman of the Board of Directors of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998. Mr. Samms is a Finance Department Director for Johnson and Johnson Healthcare Systems and is responsible for all financial requirements of the Johnson and Johnson Healthcare Systems, to include monthly reporting, budget development and implementation, capital investment decisions and related asset management functions.

                               Jerome Stern
                               ------------

Jerome Stern is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since
September 1998.   Jerome Stern has a BA Degree in chemistry from
St. Peters College. After a brief career in the laboratory of National Starch Products he turned his attention to sales. In
1957 Mr. Stern formed his own chemical distributorship as President and CEO. After 25 years of operation, he sold the company in 1982 to become sales consultant to a chemical and equipment manufacturer before retiring in 1992.

                            BOARD OF DIRECTORS INFORMATION
             MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                                 December 31, 2004
                                  (Continued)


                                  Tice Walker
                                  -----------

Tice Walker is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since August 2003. Mr. Tice Walker is an Assistant Vice President at American Re-Insurance. He is a Fellow of the Casualty Actuarial Society and is a member of the American Academy of Actuaries. He has over ten years of experience in insurance, reinsurance and financial consulting.


Interested Director

                                   Jeff Holcombe
                                   -------------

Jeff Holcombe is a Director of the Fund, and Vice President of MH Investment Management, Inc., adviser to the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since September 1998.

Jeff Holcombe is a Director of Development at Telcordia Technologies, Inc.. He is responsible for the planning, design, and development of software systems for the telephony industry.

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer. A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 220 Russell Avenue,
Rahway, NJ 07065.

Item 3. Audit Committe Financial Expert

MH Elite Portfolio of Funds, Inc. manages a small fund with less than 10 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).


Item 4. Principal Accountant Fees and Services

   The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2004             2003
                     -------          -------
Audit Fees           $ 7,500          $ 5,900
Audit-Related              0                0
Tax Fees                 550              450
All Other Fees             0                0
                     -------          -------
Total                $ 8,050          $ 5,350


Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of February, 2005.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of February, 2005.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)